Commitments and Contingencies - Future Minimum Payments under Finance Leases with Initial Terms of One Year or More (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum payments	$ 94	$ 83
Less: amount representing finance charges	(4)	(5)
Present value of minimum lease payment	90	78
Within one year [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum payments	47	39
Present value of minimum lease payment	44	36
After one year but not more than five years [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum payments	47	44
Present value of minimum lease payment	$ 46	$ 42